Digital Assets - Schedule of Digital Currency Transactions of Bitcoin (Details) - Bitcoin [Member] - Bitcoin [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Digital Currency Transactions of Bitcoin [Line Items]
ASC 2023-08 fair value adjustment	$ 740,000
Digital assets beginning balance	2,097,000	6,746,000
Revenue recognized from mined digital assets	20,539,000	21,052,000
Revenue share from Sphere 3D		321,000
Cost of digital assets sold for cash	(20,261,000)	(17,977,000)
Cost of digital assets transferred for noncash expenditures	(3,665,000)	(7,770,000)
Impairment loss on digital assets		(275,000)
Fair value gain on digital assets	1,566,000
Digital assets ending balance	$ 1,016,000	$ 2,097,000